INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	$ 3,936
Cost at end of year	2,849	$ 3,936
Cost
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	4,479	4,631
Additions, net of disposals	16	21
Foreign currency translation	(1,169)	(173)
Cost at end of year	$ 3,326	$ 4,479